Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity and other investments	$ 173,454		$ 2,500
Affirm Holdings, Inc.
Schedule of Equity Method Investments [Line Items]
Equity and other investments	158,000
Unrealized gain on equity and other investments	$ 133,239
Fair value measurement of investment		$ 24,710